Inventories (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013
Inventories [Abstract]
Finished goods	$ 63,215	$ 42,251
Work-in-process	3,327	164
Raw materials	33,241	45,991
Inventory, Net	$ 99,783	$ 88,406